Summarized Financial Information of Citizens Holding Company - Summarized Statements of Cash Flows Financial Information of Citizens Holding Company (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities
Net income		$ 3,703,548		$ 6,736,654		$ 7,588,901
Adjustments to reconcile net income to net cash provided by operating activities
Stock compensation expense		210,735		186,425		117,300
(Decrease) increase in other assets		(722,446)		(756,689)		(786,043)
Cash flows from financing activities
Dividends paid to shareholders		(4,697,056)		(4,686,325)		(4,540,748)
Repurchase of company stock						(390,205)
Excess tax benefit from equity grants						1,001
Proceeds from stock option exercises		92,625				27,000
Net increase (decrease) in cash and due from banks		(3,725,567)		6,740,867		(7,458,040)
Citizens Holding Company [Member]
Cash flows from operating activities
Net income		3,703,548		6,736,654		7,588,901
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed loss (earnings) of the Bank	[1]	1,348,757		(2,845,152)		(2,191,684)
Stock compensation expense		210,735		186,425		117,300
(Decrease) increase in other assets		265,925		(143,602)		(103,168)
Net cash provided by operating activities		5,528,965		3,934,325		5,411,349
Cash flows from financing activities
Dividends paid to shareholders		(4,697,056)		(4,686,325)		(4,540,748)
Repurchase of company stock						(390,205)
Excess tax benefit from equity grants						1,001
Proceeds from stock option exercises		92,625				27,000
Net cash used by financing activities		(4,604,431)		(4,686,325)		(4,902,952)
Net increase (decrease) in cash and due from banks		924,534		(752,000)		508,397
Cash, beginning of year		1,444,895	[2]	2,196,895		1,688,498
Cash, end of year		$ 2,369,429	[2]	$ 1,444,895	[2]	$ 2,196,895

[1]	Eliminates in consolidation.
[2]	Fully or partially eliminates in consolidation.